SUBSEQUENT EVENTS	3 Months Ended
May 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENT

The Company has evaluated subsequent events from May 31, 2023 to July 6, 2023 (date the financial statements were issued) and has determined that there are no items to disclose.